COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

Retail Fraud (Misappropriation of Funds)

A fraud resulting in misappropriation of funds was committed against Codere Online in Spain related to a series of fraudulent withdrawals over a four-month period, from April to July 2023, totaling €0.5 million made by an online customer from his online account at a third-party retail gaming hall located in Cádiz, Andalucía. The online customer’s account was frozen on July 25, 2023.

The Company filed a police report on August 1, 2023, and the investigation is ongoing, including with respect to recovery of the misappropriated funds.